Gross Amount of Goodwill and Accumulated Impairment Losses by Reportable Segment and Corporate Group (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Goodwill [Line Items]
Goodwill (gross amounts)	$ 812,761	$ 811,798	$ 768,943
Accumulated impairment losses	164,411	164,411	164,594
Goodwill (net amounts)	648,350	647,387	604,349
Banco Popular De Puerto Rico [Member]
Goodwill [Line Items]
Goodwill (gross amounts)	246,272	245,309	157,025
Accumulated impairment losses	0	0	0
Goodwill (net amounts)	246,272	245,309	157,025
Banco Popular North America [Member]
Goodwill [Line Items]
Goodwill (gross amounts)	566,489	566,489	566,489
Accumulated impairment losses	164,411	164,411	164,411
Goodwill (net amounts)	402,078	402,078	402,078
Corporate [Member]
Goodwill [Line Items]
Goodwill (gross amounts)	0	0	45,429
Accumulated impairment losses	0	0	183
Goodwill (net amounts)	$ 0	$ 0	$ 45,246